CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Capital Management [Abstract]
Total partnership capital	$ 35,540	$ 29,853	$ 34,016	$ 25,554
Non-controlling interest - in operating subsidiaries	(26,086)	(20,568)
Deficit	6,094	5,674
Accumulated other comprehensive income	(2,083)	(1,335)
Ownership changes	(659)	(653)
Invested Capital	$ 12,806	$ 12,971	$ 13,032